Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Sales	$ 18,283		$ 0	$ 182,474	$ 0
Cost of Sales	12,019		0	70,894	0
Gross Margin	6,264		0	111,580	0
Operating expenses
Sales and marketing	187,265		0	269,463	0
Research and development	813,773	$ 343,742	768,301	1,231,563	1,378,123	$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
General and administrative	577,853	1,438,553	372,342	1,881,467	874,443	1,192,244	3,676,125	2,666,669	1,621,341
Share-based compensation expense	204,842	158,244	26,724	424,090	1,324,282	112,573	1,495,837	1,709,230	484,210
Depreciation	23,590	14,387	15,478	33,753	32,480	34,036	63,454	59,479	44,448
Total operating expenses	1,807,323	1,954,926	1,182,845	3,840,336	3,609,328	2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Imputed interest expense		0				27,677	0	0	27,677
Interest expense	(5,203)	0	0	10,031	0	6,212	2,839	3,018	6,391
Other income	(395,296)	(8,522)	(5,533)	(406,514)	(23,012)	(46,026)	(42,173)	(33,974)	(46,349)
Foreign exchange loss		(71,399)				36,211	112,771	184,125	36,211
Change in fair value of warrant derivative liability	(2,130,106)	(870,913)	(3,496,070)	(1,739,047)	(4,413,819)	0	(7,742,555)	(484,124)	6,387,473
Total other expenses (income)	(2,530,605)	(950,834)	(3,501,603)	(2,135,530)	(4,436,831)	24,074	(7,669,118)	(330,955)	6,411,403
Net (loss) income for the period		(1,004,092)		(1,593,226)	827,503	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment		0				(24,390)	0	24,799	409
Net income (loss) and comprehensive income (loss) for the period	$ 729,546	$ (1,004,092)	$ 2,318,758	$ (1,593,226)	$ 827,503	$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Income (loss) per share - basic (in dollars per share)	$ 0.01	$ (0.01)	$ 0.03	$ (0.02)	$ 0.01	$ (0.05)	$ 0.01	$ (0.08)	$ (0.20)
Income (loss) per share - diluted (in dollars per share)	$ 0.01	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.08)	$ (0.08)	$ (0.20)
Weighted average number of shares outstanding - basic (in shares)	85,924,462	72,455,753	72,408,313	87,232,426	61,491,674	48,225,034	71,554,822	67,210,266	50,226,548
Weighted average number of shares outstanding - diluted (in shares)	89,789,461	72,455,753	76,270,355	87,232,426	69,508,395	48,225,034	79,984,257	67,210,266	50,226,548